Employee Benefits - Summary of Cost Recognized in Net Profit in Statement of Comprehensive Income Apportioned (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 10,882	$ 10,165	$ 9,981
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	184	39	37
Gratuity | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	165	35	34
Gratuity | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	13	3	2
Gratuity | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	6	1	1
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	6	6	2
Pension | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	6	6	2
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	65	61	62
Superannuation | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	58	55	56
Superannuation | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	5	4	4
Superannuation | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	2	2
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	171	156	152
Provident Fund | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	153	141	137
Provident Fund | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	12	10	10
Provident Fund | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	6	5	5
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Cost	10,882	10,165	9,981
Employee Benefit Cost | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	9,739	9,151	8,998
Employee Benefit Cost | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	766	677	656
Employee Benefit Cost | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 377	$ 337	$ 327